Property and Equipment	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Property and Equipment

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost and consist primarily of vehicles. Depreciation is computed on a straight-line method over an estimated useful life of the asset of approximately five years.

	As of December 31,
	2024	2023
Vehicles, gross	$74,036	$109,915
Vehicles, accumulated depreciation	(47,566)	(49,462)
Vehicles, net	$26,470	$60,453

Depreciation expense totaled $17,085 and $34,579 for the twelve months ended December 31, 2024 and 2023, respectively, and is recorded in General and Administrative in the consolidated statement of operations.